Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
The components of our property, plant and equipment balance are as follows:

	Estimated Useful Lives in Years	December 31,
Dollars in millions		2017	2016
Land	N/A	$7	$7
Buildings and property improvements	1 - 35	118	124
Equipment and other	1 - 25	334	338
Total		459	469
Less accumulated depreciation		(329)	(324)
Net property, plant and equipment		$130	$145